FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST SUNAMERICA LIFE INSURANCE COMPANY -
NSAR-U- Annual Report for Unit Investment Trust              Date Filed: 2/27/04
--------------------------------------------------------------------------------
1

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /      (a)
             or fiscal year ending:   12/31/03   (b)

Is this a transition report? (Y/N)                         N

Is this an amendment to a previous filing? (Y/N)           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name: FS Variable Annuity Account One of
                             First SunAmerica Life Insurance Company

         B. File Number: 811-06313

         C. Telephone Number: (310) 772-6000

2.       A. Street: c/o AIG SunAmerica, 1 SunAmerica Center

         B. City: Los Angeles      C. State: CA

         D. Zip Code: 90067        Zip Ext: 6022

         E. Foreign Country:            Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust(UIT)? (Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.  Is Registrant a series or multiple portfolio company? (Y/N)
             [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?

--------------------------------------------------------------------------------
                                                                          Page 1

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST SUNAMERICA LIFE INSURANCE COMPANY -
NSAR-U- Annual Report for Unit Investment Trust              Date Filed: 2/27/04
--------------------------------------------------------------------------------
2

For period ending 12/31/03                               If filing more than one
File number 811-06313                                     Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111.     A.  [/]  Depositor Name: First SunAmerica Life Insurance Company
         B.  [/]  File Number (If any): 33-39888
         C.  [/]  City: New York State: NY Zip Code: 10017 Zip Ext.:
             [/]  Foreign Country:                   Foreign Postal Code:

111.     A.  [/]  Depositor Name:
         B.  [/]  File Number (If any):
         C.  [/]  City:            State:         Zip Code:       Zip Ext.:
             [/]  Foreign Country:                   Foreign Postal Code:

112.     A.  [/]  Sponsor Name:
         B.  [/]  File Number (If any):
         C.  [/]  City: `          State:         Zip Code:       Zip Ext.:
             [/]  Foreign Country:                   Foreign Postal Code:

112.     A.  [/]  Sponsor Name:
         B.  [/]  File Number (If any):
         C.  [/]  City:            State:         Zip Code:       Zip Ext.:
             [/]  Foreign Country:                   Foreign Postal Code:

                                 PAGE NUMBER 47

--------------------------------------------------------------------------------
                                                                          Page 2

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST SUNAMERICA LIFE INSURANCE COMPANY -
NSAR-U- Annual Report for Unit Investment Trust              Date Filed: 2/27/04
--------------------------------------------------------------------------------
3

For period ending 12/31/03                               If filing more than one
File number 811-06313                                     Page 48, "X" box: [ ]

111.     A.  [/]  Trustee Name:
         B.  [/]  City:            State:         Zip Code:       Zip Ext.:
             [/]  Foreign Country:                   Foreign Postal Code:

113.     A.  [/]  Trustee Name:
         B.  [/]  City:            State:         Zip Code:       Zip Ext.:
             [/]  Foreign Country:                   Foreign Postal Code:

114.     A.  [/]  Principal Underwriter Name: AIG SunAmerica Capital Services,
                  Inc.
         B.  [/]  File Number: 8-28733
         C.  [/]  City: New York   State: NY      Zip Code: 10017 Zip Ext.:
             [/]  Foreign Country:                   Foreign Postal Code:

114.     A.  [/]  Principal Underwriter Name:
         B.  [/]  File Number:
         C.  [/]  City:            State:         Zip Code:       Zip Ext.:
             [/]  Foreign Country:                   Foreign Postal Code:

115.     A.  [/]  Independent Public Accountant Name: PricewaterhouseCoopers LLP
         B.  [/]  City: Los Angeles State: CA     Zip Code: 90071 Zip Ext.:2889
             [/]  Foreign Country:                   Foreign Postal Code:

115.     A.  [/]  Independent Public Accountant Name:
         B.  [/]  City:            State:         Zip Code:       Zip Ext.:
             [/]  Foreign Country:                   Foreign Postal Code:

                                 PAGE NUMBER 48

--------------------------------------------------------------------------------
                                                                          Page 3

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST SUNAMERICA LIFE INSURANCE COMPANY -
NSAR-U- Annual Report for Unit Investment Trust              Date Filed: 2/27/04
--------------------------------------------------------------------------------
4

For period ending 12/31/03                               If filing more than one
File number 811-06313                                     Page 49, "X" box: [ ]

116.     Family of investment companies information:

         A.  [/]  Is Registrant part of a family of
                  investment companies? (Y/N)                               N
                                                                         -------
                                                                           Y/N
B.           [/]  Identify the family in 10 letters:_ _ _ _ _ _
                  (NOTE: In filing this form, use this identification consistently for all investment companies in family.
                  This designation is for purposes of this form only.)

117.     A.  [/]  Is Registrant a separate account of an
                  insurance company? (Y/N)                                  Y
                                                                         -------
                                                                           Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B.  [/]  Variable annuity contracts? (Y/N)                         Y
                                                                         -------
                                                                           Y/N

         C.  [/]  Scheduled premium variable life contracts? (Y/N)          N
                                                                         -------
                                                                           Y/N

         D.  [/]  Flexible premium variable life contracts? (Y/N)           N
                                                                         -------
                                                                           Y/N

         E.  [/]  Other types of insurance products registered
                  under the Securities Act of 1933? (Y/N)                   N
                                                                         -------
                                                                           Y/N
118.     [/]  State the number of series existing at the end of
              the period that had securities registered under the
              Securities Act of 1933                                        1
                                                                         -------
119.     [/]  State the number of new series for which registration statements under the Securities Act of 1933 became
              effective during the period                                   0
                                                                         -------
120.     [/]  State the total value of the portfolio securities on
              the date of deposit for the new series included in
              item 119 ($000's omitted)                                  $  0
                                                                         -------
121.     [/]  State the number of series for which a current
              prospectus was in existence at the end of the
              period                                                        1
                                                                         -------
122.     [/]  State the number of existing series for which
              additional units were registered under the
              Securities Act of 1933 during the current period              1
                                                                         -------

                                 PAGE NUMBER 49

--------------------------------------------------------------------------------

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST SUNAMERICA LIFE INSURANCE COMPANY -
NSAR-U- Annual Report for Unit Investment Trust              Date Filed: 2/27/04
--------------------------------------------------------------------------------
5

For period ending 12/31/03                               If filing more than one
File number 811-06313                                     Page 50, "X" box: [ ]

123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)               $  136
                                                                         -------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during
         the current period (the value of these units is to be
         measured on the date they were placed in the subsequent
         series) (000's omitted)                                         $
                                                                         -------
125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from
         the sale of units of all series of Registrant
         (000's omitted)                                                 $
                                                                         -------
126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
     portfolio of a subsequent series.) (000's omitted)                  $
                                                                         -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                 Number of     Total Assets    Total Income
                                                  Series         ($000's       Distributions
                                                 Investing       omitted)    ($000's omitted)
A. U.S. Treasury direct issue                                  $                 $
                                                  ------       -----------       ----------
B. U.S. Government agency                                      $                 $
                                                  ------       -----------       ----------
C. State and municipal tax-free                                $                 $
                                                  ------       -----------       ----------
D. Public utility debt                                         $                 $
                                                  ------       -----------       ----------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                 $                 $
                                                  ------       -----------       ----------
F. All other corporate intermed.
   & long-term debt                                            $                 $
                                                  ------       -----------       ----------
G. All other corporate short-term debt                         $                 $
                                                  ------       -----------       ----------
H. Equity securities of brokers or dealers
   or parents of brokers or dealers                            $                 $
                                                  ------       -----------       ----------
I. Investment company equity securities                        $                 $
                                                  ------       -----------       ----------
J. All other equity securities                       1         $4,211            $48
                                                  ------       -----------       ----------
K. Other securities                                            $                 $
                                                  ------       -----------       ----------
L. Total assets of all series of registrant
                                                     1         $4,211            $48
                                                  ------       -----------       ----------

                                 PAGE NUMBER 50

--------------------------------------------------------------------------------
                                                                          Page 5

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST SUNAMERICA LIFE INSURANCE COMPANY -
NSAR-U- Annual Report for Unit Investment Trust              Date Filed: 2/27/04
--------------------------------------------------------------------------------
6

For period ending 12/31/03                               If filing more than one
File number 811-6313                                      Page 51, "X" box: [ ]

128.     [/] Is the timely payment of principal and interest on
             any of the portfolio securities held by any of
             Registrant's series at the end of the current period
             insured or guaranteed by an entity other than the
             issuer? (Y/N)                                                  N
                                                                         -------
                                                                           Y/N
             [If answer is "N" (No), go to item 131.]

129.     [/] Is the issuer of any instrument covered in item 128
             delinquent or in default as to payment of principal or
             interest at the end of the current period? (Y/N)
                                                                         -------
                                                                           Y/N
             [If answer is "N" (No), go to item 131.]

130.     [/] In computations of NAV or offering price per unit, is
             any part of the value attributed to instruments
             identified in item 129 derived from insurance or
             guarantees? (Y/N)
                                                                         -------
                                                                           Y/N

131.     [/] Total expenses incurred by all series of Registrant
             during the current reporting period ($000's omitted)
                                                                          $ 55
                                                                         -------

132.     [/] List the "811" (Investment Company Act of 1940)
             registration number for all Series of Registrant that are being included in this filing:

             811-06313  811-        811-          811-         811-

             811-       811-        811-          811-         811-

             811-       811-        811-          811-         811-

             811-       811-        811-          811-         811-

             811-       811-        811-          811-         811-

             811-       811-        811-          811-         811-

             811-       811-        811-          811-         811-

             811-       811-        811-          811-         811-

             811-       811-        811-          811-         811-

                                 PAGE NUMBER 51

--------------------------------------------------------------------------------
                                                                          Page 6

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST SUNAMERICA LIFE INSURANCE COMPANY -
NSAR-U- Annual Report for Unit Investment Trust              Date Filed: 2/27/04
--------------------------------------------------------------------------------
7

SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.

The report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: Los Angeles       STATE OF: CA       DATE: February 27, 2004

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:        First SunAmerica Life
                                                  Insurance Company

By (Name and Title):                          Witness (Name and Title):

/S/ Stewart Polakov                           /S/ Christine A. Nixon
-------------------------------               --------------------------
Stewart Polakov                               Christine A. Nixon
Sr. Vice President & Controller               Sr. Vice President & Secretary

--------------------------------------------------------------------------------

                                                                          Page 7